CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Cash	$ 14,119	$ 14,074	$ 4,055
Accounts receivable, less allowances ($435 and $2,072, respectively)	18,620	16,047	20,826
Prepaid expenses and other current assets	854	1,393	2,221
Total current assets	33,593	31,514	27,102
Property and equipment, net	850	906	852
ASSETS
Goodwill	63,443	63,443	72,293
Intangible assets, net	17,799	18,843	23,881
Right-of-use assets	4,285	4,623	0
Other long-term assets	501	684	353
TOTAL ASSETS	120,471	120,013	124,481
CURRENT LIABILITIES:
Accounts payable	1,920	2,051	3,733
Accrued compensation	4,908	5,506	5,212
Acquisition deposit for working capital guarantee		0	783
Current Paycheck Protection Program Loans	5,608	2,243
Current operating lease liabilities	1,576	1,615	0
Short-term portion of term loan, net of discount	0	0	4,668
Other current liabilities	8,096	6,748	3,172
Subordinated debt		0	1,000
Total current liabilities	22,108	18,163	18,568
Deferred taxes	215	430	300
Paycheck Protection Program loans and accrued interest	14,460	17,779	0
Revolving credit facility	11,828	11,828	14,215
Term loan, net of discount	38,744	37,752	36,029
Noncurrent operating lease liabilities	3,544	3,927	0
Subordinated convertible debt (includes $0 and $1,269, net of discount, respectively, due to related parties)		0	17,954
Other long-term liabilities	2,198	2,756	595
Total long-term liabilities	70,989	74,472	69,093
Commitments and contingencies	0	0	0
MEZZANINE EQUITY
Preferred stock; no par value; authorized - 20,000 shares -	0	0
Total mezzanine equity	0	0	27,611
SHAREHOLDERS' EQUITY
Common stock, no-par value; authorized - 200,000 shares; issued and outstanding - 17,667 shares at December 31, 2020 and September 30, 2020	0	0	0
Additional paid in capital	58,342	58,031	49,990
Accumulated deficit	(30,968)	(30,653)	(40,781)
Total shareholders' equity	27,374	27,378	9,209
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	120,471	120,013	124,481
Series A Preferred Stock [Member]
MEZZANINE EQUITY
Preferred stock; no par value; authorized - 20,000 shares -	0	0	0
Series B Preferred Stock [Member]
MEZZANINE EQUITY
Preferred stock; no par value; authorized - 20,000 shares -	0	0	27,561
Series C Preferred Stock [Member]
MEZZANINE EQUITY
Preferred stock; no par value; authorized - 20,000 shares -	$ 0	$ 0	$ 60